SCHEDULE OF MATURITY PAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 1,778
2024	1,578
2025	2,157
2026	8,624
2027	1,425
Thereafter	37,740
Subtotal	53,302	$ 54,178
Less: unamortized discounts	(119)	$ (125)
Less: deferred financing costs, net	(1,005)
Total notes and other debt	$ 52,178